Short-Term Investments and Deposits	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 6 - Short-Term Investments and Deposits	Note 6 - Short-Term Investments and Deposits
As at December 31
2017	2016
$ millions	$ millions

Deposits in banks and financial institutions	90	18
Other	-	11
	90	29